Trading Assets	12 Months Ended
Dec. 31, 2011
Trading Securities [Abstract]
Trading Assets
6.    Trading Assets
The fair value for our portfolio of trading assets was as follows.

December 31, ($ in millions)	2011	2010
U.S. Treasury	$—	$77
Mortgage-backed residential	608	69
Asset-backed	—	94
Total trading securities	608	240
Trading derivatives	14	—
Total trading assets	$622	$240
Net unrealized gains on securities held at December 31, (a)	$19	$21

(a)	Net unrealized gains totaled $203 million at December 31, 2009.